CERTARCA

NYSE

[redacted]

14025548

Silvio Conte (Joe)
Director
Corporate Actions Group, Global Listings

New York Stock Exchange
20 Broad Street, 16th Floor
New York, NY 10005
T +1 212 656 5024
F +1 212 656 5893
silvio.conte@nyse.com

RECEIVED
DEC 01 2014
The Division of
Investment Management

December 1, 2014

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The NYSE Arca certifies its approval for listing and registration of Shares of beneficial interest, no par value, of KraneShares E Fund China Commercial Paper ETF a series of KraneShares Trust under the Exchange Act of 1934.

Sincerely,